Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Willis Group Holdings Shareholders' Equity	Noncontrolling Interest	Stockholders' Equity, Total [Member]	Redeemable noncontrolling interest [Member]	United States of America, Dollars [Member]
Balance, beginning of year, shares at Dec. 31, 2011						173,830
Additional Paid in Capital, Common Stock at Dec. 31, 2011		$ 1,073
Retained Earnings (Accumulated Deficit) at Dec. 31, 2011		2,160
Treasury Stock, Value at Dec. 31, 2011		(3)
Accumulated other comprehensive loss, net of tax, beginning balance at Dec. 31, 2011	$ (744)	(744)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2011		2,486
Noncontrolling interests at Dec. 31, 2011			$ 31
Balance, beginning of year at Dec. 31, 2011				$ 2,517
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2011					$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased						(2,797)
Exercise of stock options and release of non-vested shares						2,122
Stock Issued During Period, Shares, Acquisitions						24
Balance, end of year, shares at Dec. 31, 2012						173,179
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Value		(100)		(100)
Net income (loss)	(433)	(446)	13	(433)	0
Dividends, Common Stock, Cash		(187)	(11)	(198)	0
Other comprehensive (loss) income	(106)	(106)	0	(106)	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		50		50
Issue of shares for acquisitions		1		1
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		32		32
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		(31)	(8)	(39)	0
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		2	1	3	0
Foreign currency translation		(2)		(2)
Balance, end of year at Dec. 31, 2012				1,725
Retained Earnings (Accumulated Deficit) at Dec. 31, 2012		1,427
Treasury Stock, Value at Dec. 31, 2012		(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2012		1,125
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2012	(850)	(850)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2012		1,699
Noncontrolling interests at Dec. 31, 2012			26
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2012					0
Treasury Stock, Value at Dec. 31, 2012		(3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and release of non-vested shares						5,682
Balance, end of year, shares at Dec. 31, 2013						178,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	377	365	12	377	0
Dividends, Common Stock, Cash		(197)	(10)	(207)	0
Other comprehensive (loss) income	157	157	0	157	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		153		153
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		42		42
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		(4)	0	(4)	0
Balance, end of year at Dec. 31, 2013	2,243			2,243
Retained Earnings (Accumulated Deficit) at Dec. 31, 2013	1,595	1,595
Treasury Stock, Value at Dec. 31, 2013	(3)	(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2013	1,316	1,316
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2013	(693)	(693)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2013	2,215	2,215
Noncontrolling interests at Dec. 31, 2013	28		28
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2013	0				0
Treasury Stock, Value at Dec. 31, 2013	(3)	(3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased						(5,050)
Exercise of stock options and release of non-vested shares						4,854
Stock Issued During Period, Shares, Acquisitions						36
Balance, end of year, shares at Dec. 31, 2014						178,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Value		(213)		(213)
Net income (loss)	373	362	11	373	0
Dividends, Common Stock, Cash		(214)	(17)	(231)	0
Other comprehensive (loss) income	(379)	(373)	(2)	(375)	(4)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		146		146
Issue of shares for acquisitions		1		1
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		52		52
Noncontrolling Interest, Increase from Sale of Parent Equity Interest		0	2	2	63
Foreign currency translation		9		9
Balance, end of year at Dec. 31, 2014	2,007			$ 2,007
Retained Earnings (Accumulated Deficit) at Dec. 31, 2014	1,530	1,530
Treasury Stock, Value at Dec. 31, 2014	(3)	(3)
Additional Paid in Capital, Common Stock at Dec. 31, 2014	1,524	1,524
Accumulated Other Comprehensive Income (Loss), Net of Tax at Dec. 31, 2014	(1,066)	(1,066)
Total Willis Group Holdings stockholders’ equity at Dec. 31, 2014	1,985	$ 1,985
Noncontrolling interests at Dec. 31, 2014	22		$ 22
Redeemable Noncontrolling Interest, Equity, Carrying Amount at Dec. 31, 2014	$ 59				$ 59